Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable Non-Controlling Interest
The following table presents a reconciliation of the changes in redeemable non-controlling interests:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	$2,596	$2,621
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	—	(1,237)
Other comprehensive loss attributable to redeemable non-controlling interest	131	(143)
Additional paid-in-capital adjustments:
Adjustment to redemption value	473	1,355
Redemption of non-controlling interest	(3,200)	—
Balance, end of year	$—	$2,596